General information - Capital increase and IPO (Details) $ / shares in Units, R$ in Thousands, $ in Thousands					1 Months Ended		4 Months Ended	12 Months Ended
	Oct. 31, 2017 USD ($) $ / shares shares	Oct. 27, 2017 USD ($)	Oct. 16, 2017 USD ($)	Sep. 19, 2017 USD ($)	Oct. 31, 2017 USD ($) $ / shares shares	Jul. 31, 2017 USD ($)	Oct. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Oct. 27, 2017 BRL (R$) shares	Oct. 27, 2017 USD ($) shares
Disclosure of General Information [Line Items]
Dividend payment								$ 58,854	$ 10,355	$ 66,197
Number of shares in initial public offering | shares	35,650,000				35,650,000		35,650,000
Issue price per share | $ / shares	$ 16.00				$ 16.00		$ 16.00
Issue of equity								306,431	170,070	84
Capital
Disclosure of General Information [Line Items]
Issue of equity	$ 20,500							20,500	110,911	84
Share premium
Disclosure of General Information [Line Items]
Issue of equity								285,931	59,159
Share premium constitution, gross	307,500
Share issue related cost	$ 21,569
NEXA BR
Disclosure of General Information [Line Items]
Increase in capital					$ 137,176	$ 63,216
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity								7,911		52,686
NEXA PERU
Disclosure of General Information [Line Items]
Dividend payment				$ 335,001
Dividends paid to non-controlling interests			$ 55,073
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity									$ (170,663)	$ (7,889)
Pollarix S. A.
Disclosure of General Information [Line Items]
Reduction in share capital through cancellation of shares											R$ 189,000	$ 57,134
Number of ordinary shares cancelled | shares											81,818,181	81,818,181
Number of preferred shares cancelled | shares											163,636,364	163,636,364
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity		$ (38,280)						$ (38,280)
Votorantim S.A.
Disclosure of General Information [Line Items]
Number of shares sold by controlling shareholder | shares	15,150,000
Number of shares related to exercise of over-allotment option | shares	4,650,000
Votorantim S.A. | NEXA BR
Disclosure of General Information [Line Items]
Amount paid by controlling shareholder							$ 19,176